Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Impacts on Consolidated Statement of Other Comprehensive Income, On a Pre-Tax Basis (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2020		Oct. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance	$ 3,729
Ending Balance	5,518		$ 3,729
Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance	729	[1]	(1,430)
Gains / (losses) recognized in OCI	2,054		1,965
Amount reclassified to net income as the hedged item affects net income	(63)		194
Ending Balance	2,720	[2]	729	[1]
Active hedges	1,550		723
Discontinued hedges	1,170		6
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance	1,156	[1]	(2,211)
Gains / (losses) recognized in OCI	2,512		3,127
Amount reclassified to net income as the hedged item affects net income	(139)		240
Ending Balance	3,529	[2]	1,156	[1]
Active hedges	2,359		1,150
Discontinued hedges	1,170		6
Cash flow hedges [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance	(444)	[1]	751
Gains / (losses) recognized in OCI	(350)		(1,177)
Amount reclassified to net income as the hedged item affects net income	35		(18)
Ending Balance	(759)	[2]	(444)	[1]
Active hedges	(759)		(444)
Cash flow hedges [member] | Equity price risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance	17	[1]	30
Gains / (losses) recognized in OCI	(108)		15
Amount reclassified to net income as the hedged item affects net income	41		(28)
Ending Balance	(50)	[2]	17	[1]
Active hedges	(50)		17
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance	(1,808)	[1]	(1,791)
Gains / (losses) recognized in OCI	(131)		(17)
Ending Balance	(1,939)	[2]	(1,808)	[1]
Active hedges	(1,939)		(1,808)
Hedged item [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance	(1,079)	[1]	(3,221)
Gains / (losses) recognized in OCI	1,923		1,948
Amount reclassified to net income as the hedged item affects net income	(63)		194
Ending Balance	781	[2]	(1,079)	[1]
Active hedges	(389)		(1,085)
Discontinued hedges	$ 1,170		$ 6

[1]	Tax balance related to cash flow hedge AOCI is $(216) million.
[2]	Tax balance related to cash flow hedge AOCI is $(741) million.